Award Timing Disclosure	12 Months Ended
Jun. 28, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our executive compensation program has not included awards of stock options as a component of our long-term incentive plan since 2018. We have no policy, program, practice, or plan pertaining to the timing of stock option grants to our NEOs with respect to the release of material non-public information. We also have not timed the release of material non-public information for the purpose of affecting the value of any executive or director compensation, and we have no plan to do so.

Award Timing Predetermined	false
MNPI Disclosure Timed for Compensation Value	false